Business and segmental reporting - Companys revenue contribution (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business and segmental reporting
Revenues	$ 445,741,000	$ 192,484,000	$ 220,058,000
Number of reportable segments | segment	1
Voyage Charters [Member]
Business and segmental reporting
Revenues	$ 437,189,000	169,632,000	206,351,000
Time charters [Member]
Business and segmental reporting
Revenues	7,917,000	22,106,000	13,697,000
Pooling Arrangements [Member]
Business and segmental reporting
Revenues	3,000	14,000	10,000
Chemical Tankers [Member]
Business and segmental reporting
Revenues	632,000	732,000
Charterer A [Member]
Business and segmental reporting
Revenues	55,626	$ 23,152,000
Charterer B [Member]
Business and segmental reporting
Revenues	$ 53,345,000		$ 26,759,000